United States
               Securities and Exchange Commission
                      Washington, DC 20549
                            FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANY

Investment Company Act file number      811-2125

EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)

5400 University Avenue, West Des Moines IA  50266-5997
 (Address of principal executive offices) (Zip code)

Kristi Rojohn,5400 University Avenue, West Des Moines IA 50266-5997 (Name and address of agent for service)

Registrant's telephone number, including area code:  515/225-5400

Date of fiscal year end:      July 31, 2005

Date of reporting period:     October 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item  1.
  Schedules of Investments.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
October 31, 2004
(Unaudited)
                                                                            Shares
                                                                             Held             Value
                                                                            ----------      ----------
COMMON STOCKS (88.76%)
  BUSINESS SERVICES (5.92%)
  Affiliated Computer Services, Inc.-Class A                                     7,100<F1>  $  387,305
  Computer Associates International, Inc.                                       22,345         619,180
  Compuware Corp.                                                               29,950<F1>     173,411
  Electronic Data Systems Corp.                                                  8,755         186,219
  Fair Isaac & Company, Inc.                                                     6,667         201,343
  First Data Corp.                                                               5,130         211,766
  Microsoft Corp.                                                               24,800         694,152
  Oracle Corp.                                                                  17,300<F1>     219,018
  SunGard Data Systems, Inc.                                                     7,400<F1>     196,026
  Symantec Corp.                                                                21,600<F1>   1,229,904
  Veritas Software Corp.                                                        19,800<F1>     433,224
                                                                                            ----------
                                                                                             4,551,548
  CHEMICALS AND ALLIED PRODUCTS (13.34%)
  Abbott Laboratories                                                           12,450         530,743
  Bristol-Myers Squibb Co.                                                      19,580         458,759
  Colgate-Palmolive Co.                                                          4,575         204,136
  E.I. du Pont de Nemours & Co.                                                 17,765         761,586
  GlaxoSmithKline plc                                                            7,675         325,420
  Hospira, Inc.                                                                  1,245<F1>      39,728
  IVAX Corp.                                                                    20,250<F1>     366,525
  Johnson & Johnson                                                             13,464         786,028
  KV Pharmaceutical Co.-Class A                                                 15,150<F1>     301,788
  Merck & Co., Inc.                                                             14,469         453,024
  Mylan Laboratories, Inc.                                                      50,200         864,444
  Olin Corp.                                                                     9,600         179,520
  Pfizer, Inc.                                                                  50,934       1,474,539
  Schering-Plough Corp.                                                         31,650         573,182
  Sensient Technologies Corp.                                                   83,831       1,820,809
  SurModics, Inc.                                                               17,616<F1>     472,990
  Taro Pharmaceutical Industries, Ltd.                                           9,750<F1>     259,058
  Wyeth                                                                          9,830         389,760
                                                                                            ----------
                                                                                            10,262,039
  COMMUNICATIONS (2.55%)
  Centurytel, Inc.                                                              22,280         714,965
  Comcast Corp.-Class A                                                          6,470<F1>     190,865
  Fox Entertainment Group                                                       13,900<F1>     412,274
  Nextel Communications, Inc.                                                   24,200<F1>     641,058
                                                                                            ----------
                                                                                             1,959,162
  DEPOSITORY INSTITUTIONS (9.01%)
  AmSouth Bancorp.                                                              23,700         625,443
  Astoria Financial Corp.                                                       10,100         394,809
  Bank of America Corp.                                                         31,462       1,409,183
  Bank of New York Co., Inc.                                                    12,209         396,304
  Citigroup, Inc.                                                               30,349       1,346,585
  National City Corp.                                                           10,030         390,869
  New York Community Bancorp., Inc.                                             29,770         546,577
  U. S. Bancorp.                                                                26,707         764,087
  Wachovia Corp.                                                                11,922         586,682
  Wilmington Trust Corp.                                                        13,700         473,472
                                                                                            ----------
                                                                                             6,934,011
  EATING & DRINKING PLACES (0.51%)
  Wendy's International, Inc.                                                   11,700         390,429

  ELECTRIC, GAS AND SANITARY SERVICES (3.28%)
  Alliant Energy Corp.                                                          13,505         356,262
  Atmos Energy Corp.                                                            24,288         626,873
  Black Hills Corp.                                                             11,160         328,774
  Nisource, Inc.                                                                19,000         407,550
  Pepco Holdings, Inc.                                                          19,900         410,139
  Xcel Energy, Inc.                                                             23,065         394,412
                                                                                            ----------
                                                                                             2,524,010
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.11%)
  Acuity Brands, Inc.                                                           16,167         428,910
  ADC Telecommunications, Inc.                                                 179,560<F1>     396,828
  Cisco Systems, Inc.                                                           11,100<F1>     213,231
  Cooper Industries, Ltd.                                                        6,379         407,618
  ECI Telecom, Ltd.                                                             20,000<F1>     138,200
  Emerson Electric Co.                                                           2,900         185,745
  Intel Corp.                                                                   25,000         556,500
  JDS Uniphase Corp.                                                            21,600<F1>      68,472
                                                                                            ----------
                                                                                             2,395,504
  ENGINEERING AND MANAGEMENT SERVICES (0.26%)
  Shaw Group, Inc. (The)                                                        16,300<F1>     198,697

  FOOD AND KINDRED PRODUCTS (3.35%)
  Coca-Cola Co. (The)                                                            9,450         384,237
  ConAgra Foods, Inc.                                                           52,312       1,381,037
  Sara Lee Corp.                                                                35,000         814,800
                                                                                            ----------
                                                                                             2,580,074
  FOOD STORES (1.60%)
  7-Eleven, Inc.                                                                37,620<F1>     792,653
  Kroger Co.                                                                    29,178<F1>     440,880
                                                                                            ----------
                                                                                             1,233,533
  GENERAL MERCHANDISE STORES (1.61%)
  Federated Department Stores, Inc.                                              8,065         406,879
  Fred's, Inc.                                                                  21,000         368,130
  Target Corp.                                                                   9,200         460,184
                                                                                            ----------
                                                                                             1,235,193
  HEALTH SERVICES (3.17%)
  Laboratory Corp. of America Holdings                                          14,964<F1>     685,351
  Lifepoint Hospitals, Inc.                                                      7,840<F1>     254,173
  Province Healthcare Co.                                                       22,600<F1>     484,544
  Select Medical Corp.                                                          23,600         405,684
  Universal Health Services, Inc.-Class B                                       14,725         611,971
                                                                                            ----------
                                                                                             2,441,723
  HOLDING AND OTHER INVESTMENT OFFICES (0.94%)
  Highwoods Properties, Inc.                                                    29,150         723,212

  INDUSTRIAL MACHINERY AND EQUIPMENT (3.92%)
  EMC Corp.                                                                     32,700<F1>     420,849
  Hewlett-Packard Co.                                                           10,700         199,662
  Ingersoll-Rand Co., Ltd.-Class A                                              14,100         965,004
  Pall Corp.                                                                     9,886         255,652
  Solectron Corp.                                                               26,600<F1>     138,852
  SPX Corp.                                                                     19,016         729,264
  Stanley Works (The)                                                            6,900         307,188
                                                                                            ----------
                                                                                             3,016,471
  INSTRUMENTS AND RELATED PRODUCTS (3.42%)
  Agilent Technologies, Inc.                                                    12,000<F1>     300,720
  Becton Dickinson & Co.                                                        18,746         984,165
  Fisher Scientific International, Inc.                                          9,072<F1>     520,370
  Medtronic Inc.                                                                 4,000         204,440
  Perkinelmer, Inc.                                                             13,800         283,452
  Steris Corp.                                                                  16,112<F1>     334,002
                                                                                            ----------
                                                                                             2,627,149
  INSURANCE CARRIERS (5.42%)
  Allstate Corp.                                                                22,000       1,057,980
  American International Group, Inc.                                            13,040         791,658
  Anthem, Inc.                                                                   2,822<F1>     226,889
  MBIA, Inc.                                                                    16,200         937,332
  Protective Life Corp.                                                         11,000         432,300
  Safeco Corp.                                                                  10,700         494,768
  WellPoint Health Networks, Inc.                                                2,342<F1>     228,720
                                                                                            ----------
                                                                                             4,169,647
  METAL MINING (1.82%)
  Barrick Gold Corp.                                                            38,000         855,380
  Placer Dome, Inc.                                                             25,700         546,125
                                                                                            ----------
                                                                                             1,401,505
  MISCELLANEOUS MANUFACTURING INDUSTRIES (0.47%)
  Hasbro, Inc.                                                                  20,600         364,414

  MOTION PICTURES (0.33%)
  Time Warner, Inc.                                                             15,100<F1>     251,264

  NONDEPOSITORY INSTITUTIONS (0.83%)
  Federal Home Loan Mortgage Corp.                                               9,600         639,360

  OIL AND GAS EXTRACTION (5.11%)
  Burlington Resources, Inc.                                                    40,000       1,660,000
  EOG Resources, Inc.                                                            7,300         485,888
  Occidental Petroleum Co.                                                      11,800         658,794
  Rowan Companies, Inc.                                                         21,100<F1>     538,683
  Whiting Petroleum Corp.                                                       19,800<F1>     587,664
                                                                                            ----------
                                                                                             3,931,029
  PAPER AND ALLIED PRODUCTS (1.62%)
  Abitibi Consolidated, Inc.                                                   143,400         854,664
  Sonoco Products Co.                                                           14,600         389,090
                                                                                            ----------
                                                                                             1,243,754
  PETROLEUM AND COAL PRODUCTS (5.93%)
  BP PLC                                                                         7,500         436,875
  ChevronTexaco Corp.                                                           20,000       1,061,200
  ConocoPhillips                                                                25,166       2,121,745
  Marathon Oil Corp.                                                            24,700         941,317
                                                                                            ----------
                                                                                             4,561,137
  PRIMARY METAL INDUSTRIES (0.64%)
  Northwest Pipe Co.                                                            28,945<F1>     491,776

  PRINTING AND PUBLISHING (2.07%)
  Belo Corp.-Series A                                                           40,800         948,600
  Cenveo, Inc.                                                                  64,750<F1>     202,667
  R.R. Donnelley & Sons Co.                                                     14,000         440,300
                                                                                            ----------
                                                                                             1,591,567
  RAILROAD TRANSPORTATION (0.25%)
  Union Pacific Corp.                                                            3,130         197,096

  TOBACCO PRODUCTS (1.28%)
  Altria Group, Inc.                                                            20,400         988,584

  TRANSPORTATION EQUIPMENT (3.20%)
  Federal Signal Corp.                                                          17,200         285,864
  Genuine Parts Co.                                                             10,600         422,834
  Honeywell International, Inc.                                                 29,800       1,003,664
  ITT Industries, Inc.                                                           9,200         746,488
                                                                                            ----------
                                                                                             2,458,850
  WHOLESALE TRADE - NONDURABLE GOODS (1.91%)
  Dean Foods Co.                                                                27,677<F1>     826,158
  Safeway, Inc.                                                                 35,135<F1>     640,862
                                                                                            ----------
                                                                                             1,467,020
  MISCELLANEOUS EQUITIES (1.89%)
  H & Q Life Sciences Investors                                                 31,052         493,106
  NASDAQ-100 Trust                                                              26,100         964,134
                                                                                            ----------
                                                                                             1,457,240
                                                                                            ----------
Total Common Stocks (Cost $62,871,873)                                                      68,286,998

SHORT-TERM INVESTMENTS (11.48%)
  MONEY MARKET MUTUAL FUND (0.89%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $683,987)                  683,987         683,987

                                                                           Principal
                                                                             Amount
                                                                            ----------
  COMMERCIAL PAPER (3.51%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 1.85%, due 11/23/04                    $ 1,100,000       1,100,000
    General Electric Capital Corp., 1.78%, due 11/04/04                      1,250,000       1,250,000
    General Electric Capital Corp., 1.78%, due 11/17/04                        350,000         350,000
                                                                                            ----------
  Total Commercial Paper (Cost $2,700,000)                                                   2,700,000

  UNITED STATES GOVERNMENT AGENCIES (7.08%)
    Federal Home Loan Bank, due 11/03/04                                       650,000         649,877
    Federal Home Loan Bank, due 11/10/04                                       750,000         749,610
    Federal Home Loan Bank, due 11/12/04                                     1,100,000       1,099,316
    Federal Home Loan Bank, due 11/19/04                                     1,225,000       1,223,823
    Federal National Mortgage Assoc., due 11/17/04                             625,000         624,450
    Federal National Mortgage Assoc., due 11/29/04                           1,100,000       1,098,349
                                                                                            ----------
  Total United States Government Agencies (Cost $5,445,425)                                  5,445,425
                                                                                            ----------
Total Short-Term Investments (Cost $8,829,412)                                               8,829,412
                                                                                            ----------
Total Investments (Cost $71,701,285) (100.24%)                                              77,116,410

OTHER ASSETS LESS LIABILITIES (-0.24%)
  Cash, receivables, prepaid expense and other assets, less liabilities                       -185,670
                                                                                            ----------
Total Net Assets (100.00%)                                                                 $76,930,740
                                                                                            ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                 $ 11,271,501
  Unrealized Depreciation                                                   -8,637,194
                                                                            ----------
  Net Unrealized Appreciation (Depreciation)                                 2,634,307

Cost for federal income tax purposes                                      $ 74,482,103

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
October 31, 2004
(Unaudited)
                                                                            Shares
                                                                             Held            Value
                                                                           ----------      ----------
PREFERRED STOCKS (2.73%)
  HOLDING AND OTHER INVESTMENT OFFICES
  New Plan Excel Realty Trust-Series D, 7.80% (Cost $450,000)                   9,000      $  465,750
                                                                          Principal
                                                                            Amount
                                                                           ----------
CORPORATE BONDS (40.54%)
  DEPOSITORY INSTITUTIONS (1.53%)
  Washington Mutual Bank, 5.65%, due 08/15/14                              $  250,000         261,488

  ELECTRIC, GAS AND SANITARY SERVICES (10.47%)
  Maritime & NE Pipeline, 144A, 7.70%, due 11/30/19                           600,000<F1>     713,484
  Oglethorpe Power Corp., 6.974%, due 06/30/11                                466,049         495,205
  PacifiCorp, 6.90%, due 11/15/11                                             500,000         576,380
                                                                                           ----------
                                                                                            1,785,069
  FOOD STORES (1.00%)
  Ahold Finance USA, Inc., 8.25%, due 07/15/10                                150,000         171,375

  HOLDING AND OTHER INVESTMENT OFFICES (4.39%)
  Security Capital Pacific, 7.20%, due 03/01/13                               225,000         257,067
  Washington REIT, 6.898%, due 02/15/18                                       450,000         490,842
                                                                                           ----------
                                                                                              747,909
  HOTEL, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (2.12%)
  Meditrust, 7.60%, due 09/13/05                                              350,000         361,813

  INSURANCE CARRIERS (2.26%)
  SunAmerica, 8.125%, due 04/28/23                                            300,000         384,690

  OIL AND GAS EXTRACTION (1.60%)
  Burlington Resources, Inc., 9.125%, due 10/01/21                            200,000         273,528

  SECURITY & COMMODITY BROKERS (4.00%)
  Morgan Stanley, 5.125%, due 02/11/19                                        700,000         682,451

  TOBACCO PRODUCTS (4.95%)
  UST, Inc., 7.25%, due 06/01/09                                              750,000         845,010

  TRANSPORTATION - BY AIR (6.89%)
  Continental Airlines, Inc., 6.545%, due 08/02/20                            590,231         572,554
  Northwest Airlines, 7.575%, due 03/01/19                                    597,759         602,272
                                                                                           ----------
                                                                                            1,174,826
  TRANSPORTATION EQUIPMENT (1.33%)
  Ford Motor Co., 9.215%, due 09/15/21                                        200,000         226,666
                                                                                           ----------
Total Corporate Bonds (Cost $6,385,823)                                                     6,914,825

MORTGAGE-BACKED SECURITIES (44.49%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 1512, 7.50%, due 12/20/23                                             78,743          85,021
  Pool # 2588, 5.50%, due 05/01/28                                            161,404         165,644
  Pool # 2631, 7.00%, due 08/01/28                                             44,460          47,365
  Pool # 2658, 6.50%, due 10/01/28                                            107,485         113,693
  Pool # 2698, 5.50%, due 01/20/29                                            135,613         139,097
  Pool # 2701, 6.50%, due 01/20/29                                            115,365         121,970
  Pool # 2796, 7.00%, due 08/01/29                                             50,574          53,845
  Pool # 3039, 6.50%, due 02/01/31                                             15,779          16,669
  Pool # 3188, 6.50%, due 02/20/32                                            174,979         184,858
  Pool # 3239, 6.50%, due 05/01/32                                            114,372         120,829
  Pool # 3261, 6.50%, due 07/20/32                                            113,942         120,375
  Pool # 3320, 5.50%, due 12/01/32                                            858,160         879,051
  Pool # 3333, 5.50%, due 01/01/33                                            586,827         600,717
  Pool # 3375, 5.50%, due 04/01/33                                            185,033         189,413
  Pool # 3390, 5.50%, due 05/01/33                                            870,905         891,518
  Pool # 3403, 5.50%, due 06/01/33                                            992,846       1,016,345
  Pool # 3458, 5.00%, due 10/01/33                                            907,440         910,709
  Pool # 3499, 5.00%, due 01/01/34                                            469,227         470,428
  Pool # 3556, 5.50%, due 05/01/34                                            388,548         397,555
  Pool # 3623, 5.00%, due 10/01/34                                          1,000,000       1,002,559
  Pool # 22630, 6.50%, due 08/01/28                                            53,883          56,995
  Pool # 144332, 9.00%, due 07/15/16                                            3,110           3,498
                                                                                           ----------
Total Mortgage-Backed Securities (Cost $7,413,308)                                          7,588,154

UNITED STATES GOVERNMENT AGENCIES (0.00%)
  Federal Home Loan Mortgage Corp., 10.15%, due 04/15/06 (Cost $302)              303             304

SHORT-TERM INVESTMENTS (11.22%)
  UNITED STATES GOVERNMENT AGENCIES (9.82%)
    Federal Home Loan Bank, due 11/10/04                                    1,100,000       1,099,893
    Federal National Mortgage Assoc., due 11/01/04                            575,000         574,701
                                                                                           ----------
  Total United States Government Agencies (Cost $1,674,594)                                 1,674,594
                                                                            Shares
                                                                             Held
                                                                           ----------
  MONEY MARKET MUTUAL FUND (1.40%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $238,660)                 238,660         238,660
                                                                                           ----------
Total Short-Term Investments (Cost $1,913,254)                                              1,913,254
                                                                                           ----------
Total Investments (Cost $16,162,687) (98.98%)                                              16,882,287

OTHER ASSETS LESS LIABILITIES (1.02%)
  Cash, receivables, prepaid expense and other assets, less liabilities                       174,144
                                                                                           ----------
Total Net Assets (100.00%)                                                               $ 17,056,431
                                                                                           ==========

<F1> Each unit was purchased at 104.481 on 04/20/01.  As of 10/31/04, the carrying value of each unit was 118.914 and represented 4.18% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                $    737,277
  Unrealized Depreciation                                                     -17,677
                                                                           ----------
  Net Unrealized Appreciation (Depreciation)                                  719,600

Cost for federal income tax purposes                                     $ 16,162,687

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
October 31, 2004
(Unaudited)
                                                                       Shares
                                                                        Held            Value
                                                                      ----------      ----------
PREFERRED STOCKS (7.06%)
  HOLDING AND OTHER INVESTMENT OFFICES (2.63%)
  New Plan Excel Realty Trust-Series D, 7.80%                              7,000     $   362,250

  METAL MINING (4.43%)
  Cameco Corp., 8.75%, due 09/30/47                                       24,000         608,880
                                                                                      ----------
Total Preferred Stocks (Cost $925,760)                                                   971,130
                                                                      Principal
                                                                       Amount
                                                                      ----------
CORPORATE BONDS (81.10%)
  APPAREL AND ACCESSORY STORES (4.69%)
  Woolworth (FW) Corp., 8.50%, due 01/15/22                            $ 600,000         645,750

  CHEMICALS AND ALLIED PRODUCTS (6.36%)
  Lyondell Chemical Co., 9.625%, due 05/01/07                            600,000         661,500
  Nova Chemicals, Ltd., 7.875%, due 09/15/25                             200,000         213,288
                                                                                      ----------
                                                                                         874,788
  ELECTRIC, GAS AND SANITARY SERVICES (16.21%)
  Alliant Energy Resources, Inc., 9.75%, due 01/15/13                    500,000         653,755
  ESI Tractebel, 7.99%, due 12/30/11                                     415,000         446,683
  Indianapolis Power & Light Co., 7.05%, due 02/01/24                    250,000         258,270
  Semco Energy, Inc., 7.125%, due 05/15/08                               600,000         633,000
  Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17                   222,272         237,569
                                                                                      ----------
                                                                                       2,229,277
  GENERAL MERCHANDISE STORES (0.06%)
  DR Structured Finance, 8.35%, due 02/15/04                              53,391<F1>       8,009

  HOLDING AND OTHER INVESTMENT OFFICES (20.31%)
  Bradley Operating, L.P., 7.20%, due 01/15/08                           500,000         542,400
  Federal Realty Investment Trust, 7.48%, due 08/15/26                   600,000         643,285
  First Industrial LP, 7.60%, due 07/15/28                               300,000         343,104
  HRPT Properties, 6.25%, due 08/15/16                                   125,000         131,833
  iStar Financial, Inc., 7.00%, due 03/15/08                             200,000         218,514
  Price Development Company, 7.29%, due 03/11/08                         250,000         256,875
  Spieker Properties LP, 7.35%, due 12/01/17                             220,000         256,465
  Trinet Corp. Realty, 7.70%, due 07/15/17                               360,000         400,586
                                                                                      ----------
                                                                                       2,793,062
  INSURANCE CARRIERS (6.43%)
  Markel Capital Trust, 8.71%, due 01/01/46                              500,000         535,735
  PXRE Capital Trust, 8.85%, due 02/01/27                                350,000         348,250
                                                                                      ----------
                                                                                         883,985
  MOTION PICTURES (1.79%)
  Time Warner, Inc., 8.375%, due 03/15/23                                200,000         245,928

  PAPER AND ALLIED PRODUCTS (12.64%)
  Bowater, Inc., 9.375%, due 12/15/21                                    400,000         452,896
  Cascades, Inc., 7.25%, due 02/15/13                                    500,000         540,000
  Potlatch Corp., 12.50%, due 12/01/09                                   600,000         745,470
                                                                                      ----------
                                                                                       1,738,366
  TRANSPORTATION - BY AIR (3.72%)
  Continental Airlines, Inc., 7.461%, due 04/01/15                       364,508         339,794
  Northwest Airlines, 7.575%, due 03/01/19                               170,788         172,078
                                                                                      ----------
                                                                                         511,872
  TRANSPORTATION - SERVICES (2.00%)
  Preston Corp., 7.00%, due 05/01/11                                     306,000         275,400

  WATER TRANSPORTATION (6.89%)
  Overseas Shipholding Group, Inc., 8.75%, due 12/01/13                  400,000         448,000
  Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21            500,000<F2>     499,530
                                                                                      ----------
                                                                                         947,530
                                                                                      ----------
Total Corporate Bonds (Cost $10,429,475)                                              11,153,967

SHORT-TERM INVESTMENTS (10.04%)
  UNITED STATES GOVERNMENT AGENCIES (6.90%)
    Federal Home Loan Bank., due 11/05/04                                350,000         349,900
    Federal Home Loan Mortgage Corp., due 11/16/04                       600,000         599,504
                                                                                      ----------
  Total United States Government Agencies (Cost $949,404)                                949,404
                                                                       Shares
                                                                        Held
                                                                      ----------
  MONEY MARKET MUTUAL FUND (3.14%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $431,631)            431,631         431,631
                                                                                      ----------
Total Short-Term Investments (Cost $1,381,035)                                         1,381,035
                                                                                      ----------
Total Investments (Cost $12,736,270) (98.20%)                                         13,506,132

OTHER ASSETS LESS LIABILITIES (1.80%)
  Cash, receivables, prepaid expense and other assets, less liabilities                  247,103
                                                                                      ----------
Total Net Assets (100.00%)                                                          $ 13,753,235
                                                                                      ==========

<F1>  Partial or no interest was received on this security on its last scheduled interest payment date.
<F2>  Each unit was purchased at $80.05 on 8/27/99. As of 10/31/04, the carrying value of each unit was $99.91 and represented 3.63% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                           $    850,391
  Unrealized Depreciation                                                -80,529
                                                                      ----------
  Net Unrealized Appreciation (Depreciation)                             769,862

Cost for federal income tax purposes                                $ 12,736,270

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
October 31, 2004
(Unaudited)
                                                                       Shares
                                                                        Held             Value
                                                                       ----------      ----------
COMMON STOCKS (67.39%)
  BUSINESS SERVICES (0.54%)
  Electronic Data Systems Corp.                                             5,000     $   106,350
  Veritas Software Corp.                                                    5,500<F1>     120,340
                                                                                       ----------
                                                                                          226,690
  CHEMICALS AND ALLIED PRODUCTS (11.57%)
  Bristol-Myers Squibb Co.                                                  9,000         210,870
  Colgate-Palmolive Co.                                                     2,535         113,112
  E.I. du Pont de Nemours & Co.                                             9,905         424,627
  GlaxoSmithKline plc                                                       4,100         173,840
  IVAX Corp.                                                               11,125<F1>     201,363
  Johnson & Johnson                                                         7,518         438,901
  KV Pharmaceutical Co.-Class A                                             7,050<F1>     140,436
  Merck & Co., Inc.                                                        10,046         314,540
  Mylan Laboratories, Inc.                                                 27,300         470,106
  Olin Corp.                                                               11,300         211,310
  Pfizer, Inc.                                                             28,307         819,488
  Schering-Plough Corp.                                                     9,700         175,667
  Sensient Technologies Corp.                                              48,989       1,064,041
  Taro Pharmaceutical Industries, Ltd.                                      4,155<F1>     110,398
                                                                                       ----------
                                                                                        4,868,699
  COMMUNICATIONS (1.69%)
  Centurytel, Inc.                                                         12,080         387,647
  Comcast Corp.-Class A                                                     3,057<F1>      90,182
  Nextel Communications, Inc.                                               8,900<F1>     235,761
                                                                                       ----------
                                                                                          713,590
  DEPOSITORY INSTITUTIONS (9.26%)
  AmSouth Bancorp.                                                         15,600         411,684
  Astoria Financial Corp.                                                   6,700         261,903
  Bank of America Corp.                                                    16,552         741,364
  Bank of New York Co., Inc.                                                6,783         220,176
  Citigroup, Inc.                                                          11,913         528,580
  National City Corp.                                                       5,615         218,817
  New York Community Bancorp., Inc.                                        27,530         505,451
  U. S. Bancorp.                                                           14,712         420,910
  Wachovia Corp.                                                            6,234         306,775
  Wilmington Trust Corp.                                                    8,200         283,392
                                                                                       ----------
                                                                                        3,899,052
  ELECTRIC, GAS AND SANITARY SERVICES (5.31%)
  Alliant Energy Corp.                                                     14,870         392,271
  Atmos Energy Corp.                                                       29,148         752,310
  Black Hills Corp.                                                         6,300         185,598
  Nisource, Inc.                                                           10,500         225,225
  Pepco Holdings, Inc.                                                     22,400         461,664
  Xcel Energy, Inc.                                                        12,765         218,281
                                                                                       ----------
                                                                                        2,235,349
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (1.11%)
  Acuity Brands, Inc.                                                       9,084         240,999
  Cooper Industries, Ltd.                                                   3,562         227,612
                                                                                       ----------
                                                                                          468,611
  ENGINEERING AND MANAGEMENT SERVICES (0.31%)
  Shaw Group, Inc. (The)                                                   10,600<F1>     129,214

  FOOD AND KINDRED PRODUCTS (2.18%)
  ConAgra Foods, Inc.                                                      21,572         569,501
  Sara Lee Corp.                                                           15,000         349,200
                                                                                       ----------
                                                                                          918,701
  FOOD STORES (0.59%)
  Kroger Co.                                                               16,404<F1>     247,865

  GENERAL MERCHANDISE STORES (0.54%)
  Federated Department Stores, Inc.                                         4,496         226,823

  HEALTH SERVICES (1.66%)
  Lifepoint Hospitals, Inc.                                                 3,018<F1>      97,844
  Province Healthcare Co.                                                   8,700<F1>     186,528
  Select Medical Corp.                                                     13,600         233,784
  Universal Health Services, Inc.-Class B                                   4,320         179,539
                                                                                       ----------
                                                                                          697,695
  HOLDING AND OTHER INVESTMENT OFFICES (0.95%)
  Highwoods Properties, Inc.                                               16,100         399,441

  INDUSTRIAL MACHINERY AND EQUIPMENT (3.31%)
  Hewlett-Packard Co.                                                       5,200          97,032
  Ingersoll-Rand Co., Ltd.-Class A                                          6,278         429,666
  Pall Corp.                                                                4,292         110,991
  SPX Corp.                                                                10,052         385,494
  Stanley Works (The)                                                       8,300         369,516
                                                                                       ----------
                                                                                        1,392,699
  INSTRUMENTS AND RELATED PRODUCTS (1.83%)
  Becton Dickinson & Co.                                                    8,337         437,693
  Fisher Scientific International, Inc.                                     2,576<F1>     147,759
  Steris Corp.                                                              9,010<F1>     186,777
                                                                                       ----------
                                                                                          772,229
  INSURANCE CARRIERS (4.04%)
  Allstate Corp.                                                            9,900         476,091
  American International Group, Inc.                                        3,710         225,234
  Anthem, Inc.                                                              1,656<F1>     133,142
  MBIA, Inc.                                                                5,368         310,592
  Protective Life Corp.                                                     3,400         133,620
  Safeco Corp.                                                              6,200         286,688
  WellPoint Health Networks, Inc.                                           1,375<F1>     134,283
                                                                                       ----------
                                                                                        1,699,650
  METAL MINING (3.07%)
  Barrick Gold Corp.                                                       30,800         693,308
  Placer Dome, Inc.                                                        28,300         601,375
                                                                                       ----------
                                                                                        1,294,683
  OIL AND GAS EXTRACTION (2.69%)
  Burlington Resources, Inc.                                                8,200         340,300
  Occidental Petroleum Co.                                                 10,100         563,883
  Rowan Companies, Inc.                                                     9,000<F1>     229,770
                                                                                       ----------
                                                                                        1,133,953
  PAPER AND ALLIED PRODUCTS (2.76%)
  Abitibi Consolidated, Inc.                                               99,700         594,212
  P.H. Glatfelter Co.                                                      17,300         215,039
  Sonoco Products Co.                                                      13,200         351,780
                                                                                       ----------
                                                                                        1,161,031
  PETROLEUM AND COAL PRODUCTS (4.82%)
  BP PLC                                                                    4,400         256,300
  ConocoPhillips                                                           13,688       1,154,035
  Marathon Oil Corp.                                                       16,200         617,382
                                                                                       ----------
                                                                                        2,027,717
  PRIMARY METAL INDUSTRIES (0.19%)
  Wolverine Tube, Inc.                                                      8,250<F1>      82,088

  PRINTING AND PUBLISHING (1.96%)
  Belo Corp.-Series A                                                      19,100         444,075
  R.R. Donnelley & Sons Co.                                                12,100         380,545
                                                                                       ----------
                                                                                          824,620
  RAILROAD TRANSPORTATION (0.26%)
  Union Pacific Corp.                                                       1,725         108,623

  TOBACCO PRODUCTS (1.14%)
  Altria Group, Inc.                                                        9,900         479,754

  TRANSPORTATION EQUIPMENT (3.85%)
  Federal Signal Corp.                                                     21,000         349,020
  Genuine Parts Co.                                                         9,200         366,988
  Honeywell International, Inc.                                            16,100         542,248
  ITT Industries, Inc.                                                      4,470         362,696
                                                                                       ----------
                                                                                        1,620,952
  WHOLESALE TRADE - NONDURABLE GOODS (1.76%)
  Dean Foods Co.                                                           12,959<F1>     386,826
  Safeway, Inc.                                                            19,335<F1>     352,670
                                                                                       ----------
                                                                                          739,496
                                                                                       ----------
Total Common Stocks (Cost $23,740,217)                                                 28,369,225
                                                                       Principal
                                                                        Amount
                                                                       ----------
MORTGAGE-BACKED SECURITIES (7.44%)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
  Pool # 2796, 7.00%, due 08/01/29                                    $   113,792         121,151
  Pool # 3040, 7.00%, due 02/01/31                                         76,562          81,484
  Pool # 3188, 6.50%, due 02/20/32                                        174,979         184,858
  Pool # 3239, 6.50%, due 05/01/32                                        292,382         308,889
  Pool # 3333, 5.50%, due 01/01/33                                        513,474         525,628
  Pool # 3403, 5.50%, due 06/01/33                                        295,618         302,615
  Pool # 3442, 5.00%, due 09/01/33                                        901,773         905,021
  Pool # 3459, 5.50%, due 10/01/33                                        686,114         702,353
                                                                                       ----------
Total Mortgage-Backed Securities (Cost $3,038,012)                                      3,131,999

SHORT-TERM INVESTMENTS (25.31%)
  COMMERCIAL PAPER (4.87%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Corp., 1.84%, due 11/23/04                 1,825,000       1,825,000
    General Electric Capital Corp., 1.78%, due 11/12/04                   225,000         225,000
                                                                                       ----------
  Total Commercial Paper (Cost $2,050,000)                                              2,050,000

  UNITED STATES GOVERNMENT AGENCIES (18.75%)
    Federal Home Loan Bank, due 11/03/04                                1,100,000       1,099,792
    Federal Home Loan Bank, due 11/05/04                                2,150,000       2,149,386
    Federal Home Loan Bank, due 11/12/04                                  500,000         499,693
    Federal Home Loan Bank, due 11/19/04                                1,050,000       1,048,996
    Federal National Mortgage Assoc., due 11/08/04                        400,000         399,825
    Federal National Mortgage Assoc., due 11/17/04                        700,000         699,383
    Federal National Mortgage Assoc., due 11/18/04                      1,500,000       1,498,606
    Federal National Mortgage Assoc., due 11/29/04                        500,000         499,250
                                                                                       ----------
  Total United States Government Agencies (Cost $7,894,931)                             7,894,931

  MONEY MARKET MUTUAL FUND (1.69%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $710,071)             710,071         710,071
                                                                                       ----------
Total Short-Term Investments (Cost $10,655,002)                                        10,655,002
                                                                                       ----------
Total Investments (Cost $37,433,231) (100.14%)                                         42,156,226

OTHER ASSETS LESS LIABILITIES (-0.14%)
  Cash, receivables, prepaid expense and other assets, less liabilities                   -59,133
                                                                                       ----------
Total Net Assets (100.00%)                                                            $42,097,093
                                                                                       ==========

<F1> Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                            $  6,189,485
  Unrealized Depreciation                                              -1,518,081
                                                                       ----------
  Net Unrealized Appreciation (Depreciation)                            4,671,404

Cost for federal income tax purposes                                 $ 37,484,822

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
October 31, 2004
(Unaudited)
                                                           Annualized
                                                           Yield on
                                                           Purchase       Principal
                                                             Date         Amount      Value
                                                            --------     ---------   ----------
SHORT-TERM INVESTMENTS (96.79%)
  COMMERCIAL PAPER (18.88%)
    DEPOSITORY INSTITUTIONS (4.26%)
    Wells Fargo Co., 1.82%, due 12/17/04                       1.816%   $  150,000  $   150,000

    NONDEPOSITORY INSTITUTIONS (9.79%)
    American General Finance Corp., 1.61%, due 11/12/04        1.606       170,000      170,000
    General Electric Capital Corp., 1.74%, due 11/22/04        1.736       175,000      175,000
                                                                                     ----------
                                                                                        345,000
    PETROLEUM AND COAL PRODUCTS (4.83%)
    ChevronTexaco Corp., 1.73%, due 12/20/04                   1.725       170,000      170,000
                                                                                     ----------
  Total Commercial Paper (Cost $665,000)                                                665,000

  UNITED STATES GOVERNMENT AGENCIES (75.08%)
    Federal Home Loan Bank, due 11/05/04                       1.707       200,000      199,944
    Federal Home Loan Bank, due 11/19/04                       1.727       100,000       99,905
    Federal Home Loan Bank, due 12/03/04                       1.769       125,000      124,794
    Federal Home Loan Bank, due 12/15/04                       1.851       150,000      149,651
    Federal Home Loan Bank, due 12/27/04                       1.882       200,000      199,404
    Federal Home Loan Mortgage Corp., due 11/03/04             1.627       175,000      174,969
    Federal Home Loan Mortgage Corp., due 11/23/04             1.800       200,000      199,764
    Federal Home Loan Mortgage Corp., due 11/30/04             1.730       125,000      124,817
    Federal Home Loan Mortgage Corp., due 12/21/04             1.912       100,000       99,728
    Federal Home Loan Mortgage Corp., due 01/04/05             1.945       175,000      174,387
    Federal Home Loan Mortgage Corp., due 01/11/05             1.965       150,000      149,413
    Federal National Mortgage Assoc., due 11/08/04             1.725       150,000      149,936
    Federal National Mortgage Assoc., due 11/17/04             1.669       125,000      124,897
    Federal National Mortgage Assoc., due 11/18/04             1.769       100,000       99,908
    Federal National Mortgage Assoc., due 12/01/04             1.769       125,000      124,806
    Federal National Mortgage Assoc., due 12/08/04             1.771       150,000      149,717
    Federal National Mortgage Assoc., due 12/10/04             1.850       150,000      149,689
    Federal National Mortgage Assoc., due 12/22/04             1.909       150,000      149,585
                                                                                     ----------
  Total United States Government Agencies (Cost $2,645,314)                           2,645,314

  UNITED STATES TREASURY OBLIGATION (2.83%)
    U. S. Treasury Bill, due 12/30/04 (Cost $99,695)           1.831      100,000        99,695
                                                                                     ----------
Total Short-Term Investments (Cost $3,410,009)                                        3,410,009

OTHER ASSETS LESS LIABILITIES (3.21%)
  Cash, receivables, prepaid expense and other assets,
  less liabilities                                                                      113,227
                                                                                     ----------
Total Net Assets (100.00%)                                                          $ 3,523,236
                                                                                     ==========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
October 31, 2004
(Unaudited)
                                                                                 Shares
                                                                                  Held            Value
                                                                                ----------      ----------
COMMON STOCKS (96.54%)
  BUSINESS SERVICES (4.01%)
  Microsoft Corp.                                                                   65,678     $ 1,838,327
  Oracle Corp.                                                                      41,145<F1>     520,896
                                                                                                ----------
                                                                                                 2,359,223
  CHEMICALS AND ALLIED PRODUCTS (16.19%)
  Abbott Laboratories                                                               19,620         836,401
  Amgen, Inc.                                                                       14,150<F1>     803,720
  Bristol-Myers Squibb Co.                                                          30,489         714,357
  Dow Chemical Co.                                                                   8,350         375,249
  E.I. du Pont de Nemours & Co.                                                     12,498         535,789
  Johnson & Johnson                                                                 34,123       1,992,101
  Eli Lilly & Co.                                                                   14,385         789,880
  Merck & Co., Inc.                                                                 24,439         765,185
  Pfizer, Inc.                                                                      33,367         965,975
  Proctor & Gamble Co.                                                              34,154       1,748,002
                                                                                                ----------
                                                                                                 9,526,659
  COMMUNICATIONS (5.31%)
  Comcast Corp.-Class A                                                             17,466<F1>     515,247
  SBC Communications, Inc.                                                          30,532         771,238
  Verizon Communications                                                            29,065       1,136,442
  Viacom, Inc.-Class B                                                              19,159         699,112
                                                                                                ----------
                                                                                                 3,122,039
  DEPOSITORY INSTITUTIONS (10.93%)
  Bank of America                                                                   35,478       1,589,060
  Citigroup, Inc.                                                                   34,233       1,518,918
  J. P. Morgan Chase & Co.                                                          36,326       1,402,184
  Wachovia Corp.                                                                    20,180         993,058
  Wells Fargo Co.                                                                   15,500         925,660
                                                                                                ----------
                                                                                                 6,428,880
  EATING AND DRINKING PLACES (2.25%)
  McDonald's Corp.                                                                  45,456       1,325,042

  ELECTRIC, GAS AND SANITARY SERVICES (3.17%)
  Dominion Resources, Inc.                                                           9,000         578,880
  Exelon Corp.                                                                      19,100         756,742
  Southern Co.                                                                      16,820         531,344
                                                                                                ----------
                                                                                                 1,866,966
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.94%)
  Cisco Systems, Inc.                                                               44,971<F1>     863,893
  General Electric Co.                                                              55,284       1,886,290
  Intel Corp.                                                                       45,414       1,010,916
  Motorola, Inc.                                                                    28,770         496,570
  Texas Instruments, Inc.                                                           16,962         414,721
                                                                                                ----------
                                                                                                 4,672,390
  FOOD AND KINDRED PRODUCTS (3.48%)
  Anheuser Busch Companies, Inc.                                                     8,879         443,506
  Coca-Cola Co. (The)                                                               24,698       1,004,221
  PepsiCo, Inc.                                                                     12,053         597,588
                                                                                                ----------
                                                                                                 2,045,315
  FORESTRY (0.53%)
  Weyerhaeuser Co.                                                                   4,950         310,068

  GENERAL MERCHANDISE STORES (3.03%)
  Wal-Mart Stores, Inc.                                                             33,106       1,785,075

  INDUSTRIAL MACHINERY AND EQUIPMENT (8.68%)
  3M Co.                                                                            13,816       1,071,707
  Applied Materials, Inc.                                                           19,000<F1>     305,900
  Caterpillar, Inc.                                                                 11,099         893,913
  Dell, Inc.                                                                        25,233<F1>     884,669
  EMC Corp.                                                                         30,067<F1>     386,962
  Hewlett-Packard Co.                                                               28,543         532,612
  International Business Machines Corp.                                             11,512       1,033,202
                                                                                                ----------
                                                                                                 5,108,965
  INSURANCE CARRIERS (3.04%)
  American International Group, Inc.                                                29,426       1,786,452

  LUMBER AND WOOD PRODUCTS (1.55%)
  Home Depot, Inc.                                                                  22,248         913,948

  MOTION PICTURES (2.25%)
  Disney (Walt) Co.                                                                 28,609         721,519
  Time Warner, Inc.                                                                 36,292<F1>     603,899
                                                                                                ----------
                                                                                                 1,325,418
  NONDEPOSITORY INSTITUTIONS (5.15%)
  American Express Co.                                                              42,273       2,243,428
  Federal National Mortgage Assoc.                                                  11,200         785,680
                                                                                                ----------
                                                                                                 3,029,108
  PETROLEUM AND COAL PRODUCTS (7.30%)
  ChevronTexaco Corp.                                                               30,600       1,623,636
  Exxon Mobil Corp.                                                                 54,212       2,668,315
                                                                                                ----------
                                                                                                 4,291,951
  PRIMARY METAL INDUSTRIES (1.33%)
  Alcoa, Inc.                                                                       23,999         779,967

  TOBACCO PRODUCTS (2.54%)
  Altria Group, Inc.                                                                30,778       1,491,502

  TRANSPORTATION EQUIPMENT (7.86%)
  Boeing Co. (The)                                                                  24,899       1,242,460
  General Motors Corp.                                                              12,958         499,531
  Honeywell International, Inc.                                                     34,716       1,169,235
  United Technologies Corp.                                                         18,423       1,710,023
                                                                                                ----------
                                                                                                 4,621,249
                                                                                                ----------
Total Common Stocks (Cost $41,697,234)                                                          56,790,217
                                                                                Principal
                                                                                 Amount
                                                                                ----------
SHORT-TERM INVESTMENTS (3.36%)
  UNITED STATES GOVERNMENT AGENCIES (2.80%)
      Federal Home Loan Bank, due 12/08/04                                      $  550,000         548,933
      Federal National Mortgage Assn., due 11/02/04                              1,100,000       1,099,839
                                                                                                ----------
  Total United States Government Agencies (Cost $1,648,772)                                      1,648,772
                                                                                 Shares
                                                                                  Held
                                                                                ----------
  MONEY MARKET MUTUAL FUND (0.56%)
  Blackrock Liquidity Funds, T-Fund Portfolio (Cost $329,355)                      329,355         329,355
                                                                                                ----------
Total Short-Term Investments (Cost $1,978,127)                                                   1,978,127
                                                                                                ----------
Total Investments (Cost $43,675,361) (99.90%)                                                   58,768,344

OTHER ASSETS LESS LIABILITIES (0.10%)
  Cash, receivables, prepaid expense and other assets, less liabilities                             58,600
                                                                                                ----------
Total Net Assets (100.00%)                                                                    $ 58,826,944
                                                                                                ==========

<F1>  Non-income producing securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

  Unrealized Appreciation                                                    $  18,929,535
  Unrealized Depreciation                                                       -3,836,552
                                                                                ----------
  Net Unrealized Appreciation (Depreciation)                                    15,092,983

Cost for federal income tax purposes                                         $  43,675,361

Item 2.    Controls and Procedures

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There has been no change to the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.    Exhibits.

    Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   EquiTrust Series Fund, Inc.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Dennis M. Marker
     Dennis M. Marker
     Chief Executive Officer

Date:     December 20, 2004


By:  /s/ James W. Noyce
     James W. Noyce
     Chief Financial Officer

Date:     December 20, 2004